Equity - Summary of Share Capital (Detail) - shares	Dec. 31, 2022	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid	33,816,459	33,151,881		23,569,276
Ordinary Shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid	33,816,459	33,151,881	9,511,075